Accounts Receivable, Net - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts receivable, net of allowance for credit loss	$ 76,200	$ 35,900
Accounts receivable, allowance for credit loss	$ 5,136	$ 2,486	$ 1,312